Joint venture settlement obligation	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Joint venture settlement obligation [Text Block]

12 Joint venture settlement obligation

On June 22, 2023 and amended on August 21, 2023, the Company entered into an agreement with Captiva to settle the outstanding joint-venture agreement on Sage Ranch between the Company and Captiva, whereby the Company will pay Captiva $5,591,588 in 48 equal monthly installments of $116,491 starting on July 1, 2024, with the last payment on June 1, 2028. Subsequent to the amount being repaid, Captiva will no longer have any further net profits interest in and to the Sage Ranch Project. The present value of $3,811,504 of these future payments was calculated using a discount rate of 13.43% and $185,587 of accretion has been capitalized to the Sage Ranch Project as a borrowing cost during the year ended December 31, 2023 (Note 6).

	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Joint-venture settlement obligation	3,811,504	-
Accretion	185,587	-
Ending balance	$3,997,091	$-
Classified as current	$698,950	$-
Classified at non-current	$3,298,141	$-